Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 180,391,680.00
Total Fee Amount	24,912.09
Total Offset Amount	0.00
Net Fee	$ 24,912.09
Offering Table N/A
Offset Table N/A	N/A